Other Current Monetary Assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Current Monetary Assets [Abstract]
Other Current Monetary Assets
13.	OTHER CURRENT MONETARY ASSETS

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Time deposits and negotiable certificates of deposit with maturities of more than three months	$8,157	$5,959
Repurchase agreements collateralized by bonds with maturities of more than three months	—	15
Others	1,347	1,524
	$9,504	$7,498

The annual yield rates of time deposits, negotiable certificates of deposit and repurchase agreements collateralized by bonds with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2018	2019
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.03%-3.05%	0.03%-2.73%
Repurchase agreements collateralized by bonds with maturities of more than three months	-	2.50%